Commitments and Contigencies	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Commitments and Contingencies.
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Lease Arrangements

        On August 23, 2013, the Company signed a lease for 10,800 square feet of office and laboratory space in Menlo Park, California. The lease expires in November 2016. Future minimum commitments under this lease are as follows (in thousands):

Twelve months ended January 31,
2016	$288
2017	246

Total	$534

Legal Proceedings

        The Company is not currently a party to any legal proceedings. The Company is not aware of any pending legal proceeding to which any of its officers, directors, or any beneficial holders of 5% or more of its voting securities are adverse to the Company or have a material interest adverse to the Company.

Indemnification

        The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company's technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

        The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

        The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

License Agreement

        In March 2013, the Company entered into an amended and restated collaboration and license agreement with Iogen LLC, which provides the Company the license the rights to label, market, and resell the finished inventory and ongoing manufacturing of the Iogen molecular iodine technology for future product formulation development and commercialization. New formulation patents developed by the Company will be the sole ownership of the Company. The agreement gives the Company a perpetual, fully paid-up, non-exclusive license to make, have made, use, sell, offer for sale and import products.

        Per terms of the license the Company is required to make future payments of:

•	Pay a fee for acquiring all finished inventory of the Iogen Product.
•	Pay a fee for the non-exclusive license to the IP.
•	Pay 30% of net profit associated with direct commercialization of an OTC product or 30% of net royalties received from any sub-licensee.
•	Pay a royalty of 3% of net sales for the first 24 months of commercialization and 2% of net sales thereafter for a prescription iodine tablet developed and commercialized under the license.
•

Pay a royalty of 3% of net sales for the first 12 months of commercialization for other products developed and commercialized under the license and 2% of net sales thereafter until expiration of applicable patents covering such products and 1% thereafter.

•

Pay a fixed royalty fee for the protection and indemnification of licensed IP rights for the prescription product developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

•

Pay a fixed royalty fee for the protection and indemnification of licensed IP rights for the other products utilizing the molecular iodine technology developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

        The Company capitalized as Intangible Assets, in the year ended December 31, 2013, the amount of $150,000 related to this agreement. As of January 31, 2015, the balance, net of amortization, was $149,000. See Note 3 for information on related amortization. No royalties have been paid as of January 31, 2015.

5.COMMITMENTS AND CONTINGENCIES

Lease Arrangements

On August 23, 2013, the Company signed a lease for 10,800 square feet of office and laboratory space in Menlo Park, California. The lease expires in November 2016. Future minimum commitments under this lease are as follows (in thousands):

Nine months remaining in fiscal year 2016	$217
Fiscal year 2017	246

Total	$463

Legal Proceedings

The Company is not currently a party to any legal proceedings. The Company is not aware of any pending legal proceeding to which any of its officers, directors, or any beneficial holders of 5% or more of its voting securities are adverse to the Company or have a material interest adverse to the Company.

Indemnification

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

License Agreement

In March 2013, the Company entered into an amended and restated collaboration and license agreement with Iogen LLC, which provides the Company the license the rights to label, market, and resell the finished inventory and ongoing manufacturing of the Iogen molecular iodine technology for future product formulation development and commercialization. New formulation patents developed by the Company will be solely owned by the Company. The agreement gives the Company a perpetual, fully paid-up, non-exclusive license to make, have made, use, sell and offer for sale and import products.

Terms of the license include:

•	Pay a fee for the non-exclusive license to the IP.

•	Pay 30% of net profit associated with direct commercialization of an OTC product or 30% of net royalties received from any sub-licensee.

•	Pay a royalty of 3% of net sales for the first 24 months of commercialization and 2% of net sales thereafter for a prescription iodine tablet developed and commercialized under the license.

•

Pay a royalty of 3% of net sales for the first 12 months of commercialization for other products developed and commercialized under the license and 2% of net sales thereafter until expiration of applicable patents covering such products and 1% thereafter.

•

Pay a fixed royalty fee for the protection and indemnification of licensed IP rights for the prescription product developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

•

Pay a fixed royalty fee for the protection and indemnification of licensed IP rights for the other products utilizing the molecular iodine technology developed, marketed and sold from newly developed formulations as long as the patents are valid and cover the prescription product.

The Company capitalized as intangible assets, in the year ended December 31, 2013, the amount of $150,000 related to this agreement. As of April 30, 2015 and January 31, 2015, the balance, net of amortization, was $142,000 and $149,000, respectively. No royalties have been paid as of April 30, 2015.